RISK MANAGEMENT - Schedule of Credit Risk (Details) - Credit Risk - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 33,158	$ 45,565
Trade and other receivables (excluding prepayments and deferred costs)
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	19,429	20,136
Cash and cash equivalents
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 13,729	$ 25,429